(304) 340-1390

February 7, 2005

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: David Lyon

RE:	MVB Financial Corp.
Amendment to Form SB-2, Filed February 7, 2005
File No. 333-120931

Dear Mr. Lyon:

On behalf of MVB Financial Corp. (“MVB Financial”), we have filed Amendment No. 2 to MVB Financial’s Form SB-2 in response to the staff’s comment letter dated December 30, 2004. We are also forwarding to you marked copies of Amendment No. 2 to expedite the staff’s review.

Prospectus Cover Page

1. We have provided the information required by Item 501(a)(9)(iii) of Regulation S-B regarding the offering termination date, the minimum purchase level and escrow arrangements.

2. At this time, MVB Financial does not know whether officers and directors will purchase any shares in this offering. If, prior to effectiveness, this information becomes available, we will disclose it in the filing.

3. We have attempted to address the staff’s concern regarding the filing’s text size.

4. We have deleted the reference to “consultants” in the footnote.

Fairmont, WV • Martinsburg, WV • Wheeling, WV • Morgantown, WV • New Martinsville, WV • Parkersburg, WV

Washington, D.C. • Denver, CO • Lexington, KY • Pittsburg, PA

U.S. Securities and Exchange Commission

February 4, 2005

Special Cautionary Note . . .

5. We have moved this legend as requested.

MVB Financial

6. We have significantly expanded this section to discuss the two “second-tier” companies.

The Monongahela Valley Bank, Inc.

7. We have described both of MVB Financial’s current banking offices as requested.

8. We have provided additional disclosure regarding The Monongahela Valley Bank, Inc.’s (“MVB”) principal lending focus.

9. We have corrected the shareholders’ equity amount to be consistent with the amount on page F-17.

Use of Proceeds

10. We have provided additional disclosure to address the reason for the offering and to quantify the significant use of proceeds.

11. We have expanded the disclosure to discuss how MVB Financial will fund the expansion if it does not raise at least $1,600,000. We have also provided this information on page 5 and quantified the use of proceeds describing the expected use of proceeds if less than the maximum is raised.

Future Outlook

12. We have made the requested change regarding management’s opinion about MVB’s growth.

Selected Financial Data

13. We have made the staff’s requested change to state the amount of securities available-for-sale.

14. We have corrected other information to be consistent.

U.S. Securities and Exchange Commission

February 4, 2005

15. We have revised the disclosure relating to net income to average stockholders’ equity and book value for the period ending September 30, 2003.

16. We have provided the requested information regarding interest rate spread, net interest margin and asset quality ratios.

Risk Factors

17. We have revised the risk factors to delete the language “we cannot assure you.”

The Monongahela Valley Bank Has Limited Control Over Its Profitability . . .

18. We have made the heading styles consistent.

19. The second paragraph has been revised to make it more readable.

20. We have updated the information as suggested.

The Monongahela Valley Bank’s Success Depends On . . .

21. We have identified the key persons.

Market Price and Dividends

22. We have disclosed that MVB Financial does not plan to issue dividends in the foreseeable future.

23. We have provided the source of the trading price information.

24. We have revised the footnote information to make the table more readable.

25. The narrative compensation plan disclosure is not required due to the fact that shareholders of MVB approved the plan.

Banking Services

26. We have revised this section to more specifically address MVB’s principal types of lending and each type’s relative importance.

U.S. Securities and Exchange Commission

February 4, 2005

27. We have revised this section substantially to provide more information about Harrison County operations.

Properties

28. We have revised the disclosure to describe the relationship regarding construction of the building for the Harrison County facility. Director, Dr. Saad Mossallati, will construct the facility and then MVB will purchase the building from Dr. Mossallati upon completion of construction. We have provided disclosure in the filing to describe this transaction with an affiliated party. Please be advised supplementally that this situation has been fully disclosed to the company’s banking regulators, and the regulators have raised no objection to this affiliated transaction.

Market Area

29. We have added a more thorough description of the geographic and economic aspects of the current market and expected market areas.

30. We have provided updated Marion County population information.

Competition

31. We have corrected the amount of years the commercial bank has been open to make it consistent with the number presented elsewhere.

32. We have corrected the information to indicate that the $875 figure is in millions. The deposits are in Harrison County. We have revised page 18 to so reflect.

Legal Proceedings

33. We have expanded the disclosure to state the effects of the legal proceedings on results of operations and liquidity.

Capital Requirements

34. We have revised the disclosure to discuss the consequences on the offering to the company’s capital position.

U.S. Securities and Exchange Commission

February 4, 2005

Federal and State Laws

35. We have indicated that the company’s latest CRA rating was “satisfactory.”

Statistical Financial Information Regarding MVB Financial

36. We have made the necessary revisions as requested.

The Monongahela Valley Bank–Average Balances and Analysis of Net Interest Income

37. We have deleted the reference to Note 4 in the table.

Interest Income and Expense

38. We have made the necessary correction.

39. We have made the necessary correction.

40. We have revised the disclosure as requested.

Non-Interest Income

41. We have revised the discussion as requested.

Funding Sources

42. We have revised the discussion as requested regarding interest bearing deposits.

43. We have expanded the maturities of certificates of deposit as requested.

44. We have provided the Guide 1, Item VII information.

Year to Date 2004

45. We have made a correction to this information.

U.S. Securities and Exchange Commission

February 4, 2005

Future Outlook

46. We have revised the disclosure to place the dividend information with the principal dividend disclosure and have moved the remainder of this text to the description of business section.

47. We have revised the disclosure significantly to address the staff’s comment and have moved that disclosure to the business section of the filing.

48. We have provided this disclosure in the business section of the filing.

49. We have provided this disclosure in the business section of the filing.

50. MVB Financial has recently identified who will serve as the President and CEO of MVB Harrison. However, this individual has asked MVB Financial to maintain the confidentiality of his identity until March 1, 2005. Accordingly, we ask the staff to allow the company to incorporate information regarding this person in the 424(b) Prospectus immediately after going effective, as we hope that the filing will be declared effective sometime around March 1, 2005. At that time, we will be allowed to disclose the name of the individual who will serve as the President and CEO of MVB Harrison.

51. We have identified in the filing that James R. Martin will have the ultimate responsibility for management of MVB’s day-to-day operations.

52. We have provided the necessary disclosure, and because we have not identified any specific directors, no consent is required under Rule 438 of Regulation C of the Securities Act.

53. We have quantified the impact of the new Harrison County operations on MVB Financial and have also included this as a risk factor.

Directors and Executive Officers

54. We have corrected the filing to refer to MVB to identify the bank.

55. We have revised the disclosure to make certain each employer is clear.

U.S. Securities and Exchange Commission

February 4, 2005

Executive Compensation

56. We have clarified that the compensation listed for Mr. Martin is from MVB.

57. We have updated the Item 402 information as requested.

Certain Transactions With Directors . . .

58. We have reconciled the reference to Mr. Patel and Mr. Toothman.

59. We have provided the necessary information.

60. We have provided the necessary information in tabular format.

61. After discussion with the staff, we have made the necessary disclosure.

62. We have expanded the disclosure to describe the items requested by the staff.

63. We have expanded the disclosure to disclose MVB’s lending policy related to the levels of loans in question.

Ownership of Securities . . .

64. We have provided an aggregate percentage ownership figure.

Plan of Distribution

65. MVB Financial will rely on Rule 3(a)(4-1) of the Exchange Act and the only selling party, Mr. Martin, has been informed of his responsibilities under this Rule.

Financial Statements

The Monongahela Valley Bank, Inc. – Note 1: Summary of Significant Accounting Policies

Loans and Allowance for Loan Losses

66. We have made the necessary disclosures.

U.S. Securities and Exchange Commission

February 4, 2005

Loan Origination Fees and Costs

67. Please see the attached worksheet that supports the Company’s opinion that these amounts are immaterial and no revision to the financial statements is necessary.

Bank Premises, Furniture and Equipment

68. We have expanded the note as requested.

Foreclosed Assets Held for Resale

69. We have revised the note as requested.

MVB Financial Corp.

Consolidated Balance Sheet of September 30, 2004 and December 31, 2003

70. We have stated the amount of common stock issued and outstanding at December 31, 2003.

Note A – Basis of Presentation

71. We have filed MVB’s 2003 Form 10-KSB via Form 8-K. The staff is correct that the reference in MVB’s 2003 annual report to shareholders in the company’s proxy statement is the Form 10-KSB annual report to the FDIC.

Item 23.	Changes in and Disagreements with Accountants on Accounting and Financial Disclosures

72. We have filed an amended Form 8-K to provide the necessary disclosure.

Exhibit 5

73. We have deleted the reference with regard to person.

74. We have removed the sentence about not updating the opinion.

U.S. Securities and Exchange Commission

February 4, 2005

Once you have had the opportunity to review the foregoing, please do not hesitate to contact me with any questions or comments. We do appreciate the staff’s thorough review of this filing, and hopefully, we have responded in satisfactory fashion to all of the staff’s comments contained in its December 30, 2004 letter. Again, we thank you for your assistance.

Very truly yours,

/s/ Elizabeth Lord

Elizabeth Lord

EL/skf/C0912721

cc:	James R. Martin

Charles D. Dunbar